Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for Current PEO (a) ($)	Summary Compensation Table Total for Former PEO (a) ($)	Compensation Actually Paid to Current PEO (a) (b) (c) ($)	Compensation Actually Paid to Former PEO (a) (b) (c) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs (a)(b) (c) ($)	Value of Initial Fixed $100 Investment Based On: (d)		Net Income (loss) (in millions)	SG&A per Average Customer (e)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2025	$1,553,513	N/A	$(145,647)	N/A	$991,226	$880,744	$71.9	$274.2	$17.9	$1,823
2024	$8,446,835	$1,156,721	$2,889,896	$1,072,413	$633,239	$149,988	$86.8	$248.6	$(31.4)	$1,735
2023	N/A	$928,554	N/A	$683,679	$1,918,019	$2,676,532	$121.9	$200.6	$20.4	$1,778
2022	N/A	$948,093	N/A	$(12,096,573)	$523,772	$(2,611,365)	$122.6	$174.5	$95.0	$1,672
2021	N/A	$797,506	N/A	$17,578,077	$440,770	$4,752,059	$228.7	$199.1	$104.8	$1,541

Company Selected Measure Name	selling, general and administrative (“SG&A”) expense per average customer
Named Executive Officers, Footnote	Douglas W. Campbell was our PEO for fiscal years 2025 and 2024 beginning October 1, 2023. Jeffrey A. Williams was our PEO for fiscal years 2021 through 2024 ending September 30, 2024. Mr. Williams served as Chief Executive Officer Emeritus for the remainder of fiscal year 2024. The non-PEO NEOs reflected in the tabular disclosure above represent the following individuals:

Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025
Vickie D. Judy	Vickie D. Judy	Vickie D. Judy	Vickie D. Judy	Vickie D. Judy
Leonard L. Walthall	Leonard L. Walthall	Douglas W. Campbell		Jamie Z. Fischer
Leonard L. Walthall

Peer Group Issuers, Footnote	The amounts set forth in the “Peer Group Total Shareholder Return” column of the Pay Versus Performance Table are based on a customized peer group made up of automotive dealership companies composed of the common stock of Asbury Automotive Group, Inc.; AutoNation, Inc.; CarMax, Inc.; Copart, Inc.; Group 1 Automotive, Inc.; Lithia Motors, Inc.; Penske Automotive Group, Inc.; Rush Enterprises, Inc.; and Sonic Automotive, Inc. for the period of five fiscal years commencing on May 1, 2020 and ending on April 30, 2025. We utilized this peer group in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended April 30, 2025. The comparison assumes $100 was invested for the period starting May 1, 2020, through the end of the listed year in the Company and in the weighted average of the peer group above, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for Current PEO	Exclusion of Change in Pension Value for Current PEO	Exclusion of Stock Awards and Option Awards for Current PEO	Inclusion of Equity Values for Current PEO	Compensation Actually Paid to Current PEO
2025	$1,553,513	$-	$-	$(1,699,160)	$(145,647)
2024	$8,446,835	$-	$(7,135,076)	$1,618,137	$2,889,896
2023	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A

Fiscal Year	Summary Compensation Table Total for Former PEO	Exclusion of Change in Pension Value for Former PEO	Exclusion of Stock Awards and Option Awards for Former PEO	Inclusion of Equity Values for Former PEO	Compensation Actually Paid to Former PEO
2025	N/A	N/A	N/A	N/A	N/A
2024	$1,156,721	$-	$-	$(84,309)	$1,072,413
2023	$928,554	$-	$-	$(244,875)	$683,679
2022	$948,093	$-	$-	$(13,044,666)	$(12,096,573)
2021	$797,506	$-	$-	$16,780,571	$17,578,077
Inclusion of Equity Values for PEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Current PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Current PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO	Total - Inclusion of Equity Values for Current PEO
2025	$-	$(971,772)	$-	$(727,388)	$-	$(1,699,160)
2024	$2,782,921	$(1,442,693)	$-	$277,909	$-	$1,618,137
2023	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Former PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Former PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Former PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Former PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Former PEO	Total - Inclusion of Equity Values for Former PEO
2025	N/A	N/A	N/A	N/A	N/A	N/A
2024	$-	$(411,470)	$-	$327,162	$—	$(84,309)
2023	$-	$(103,106)	$-	$(141,769)	$—	$(244,875)
2022	$-	$(12,105,106)	$-	$(939,560)	$—	$(13,044,666)
2021	$-	$16,034,174	$-	$746,397	$—	$16,780,571

Non-PEO NEO Average Total Compensation Amount	$ 991,226	$ 633,239	$ 1,918,019	$ 523,772	$ 440,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 880,744	149,988	2,676,532	(2,611,365)	4,752,059
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$991,226	$-	$(275,005)	$164,523	$880,744
2024	$633,239	$-	$-	$(483,251)	$149,988
2023	$1,918,019	$-	$(1,235,867)	$1,994,380	$2,676,532
2022	$523,772	$-	$-	$(3,135,136)	$(2,611,365)
2021	$440,770	$-	$-	$4,311,289	$4,752,059

    The amounts reported in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:
Average Inclusion of Equity Values for Non-PEO NEOs

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2025	$272,641	$(55,150)	$-	$(52,968)	$-	$164,523
2024	$-	$(425,135)	$-	$(58,116)	$-	$(483,251)
2023	$2,049,466	$(7,384)	$-	$(47,703)	$-	$1,994,380
2022	$-	$(2,665,356)	$-	$(469,780)	$-	$(3,135,136)
2021	$-	$3,938,090	$-	$373,199	$-	$4,311,289

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Earnings per share
Return on equity
Selling, general and administrative expense per average customer

Total Shareholder Return Amount	$ 71.9	86.8	121.9	122.6	228.7
Peer Group Total Shareholder Return Amount	274.2	248.6	200.6	174.5	199.1
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 17,900,000	$ (31,400,000)	$ 20,400,000	$ 95,000,000.0	$ 104,800,000
Company Selected Measure Amount	1,823	1,735	1,778	1,672	1,541
Additional 402(v) Disclosure	The amounts reported in this column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the amounts reported in the total compensation column of the Summary Compensation Table on page 27 of this proxy statement, with certain adjustments as described in footnote (c) below. Compensation actually paid (“CAP”) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth in the tables below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts reported in the “Exclusion of Stock Awards” and “Option Awards” columns of the following tables are the totals (or, in the case of the Non-PEO NEOs, the average of the totals) from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table (“SCT”). Amounts in the “Inclusion of Stock Awards and Option Awards” columns are calculated in accordance with Item 402(v) of Regulation S-K.We determined selling, general and administrative (“SG&A”) expense per average customer to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO NEOs for our fiscal year ended April 30, 2025. SG&A expense per average customer is computed by dividing year to date selling, general and administrative expense by the average number of active customer accounts during the period. SG&A expense per average customer may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important in future years.
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,553,513	$ 8,446,835
PEO Actually Paid Compensation Amount	$ (145,647)	2,889,896
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,156,721	$ 928,554	$ 948,093	$ 797,506
PEO Actually Paid Compensation Amount		$ 1,072,413	$ 683,679	$ (12,096,573)	$ 17,578,077
Douglas W. Campbell [Member]
Pay vs Performance Disclosure
PEO Name	Douglas W. Campbell	Douglas W. Campbell
Jeffrey A. Williams [Member]
Pay vs Performance Disclosure
PEO Name		Jeffrey A. Williams	Jeffrey A. Williams	Jeffrey A. Williams	Jeffrey A. Williams
PEO | Current PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0
PEO | Current PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,135,076)
PEO | Current PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,699,160)	1,618,137
PEO | Current PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,782,921
PEO | Current PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(971,772)	(1,442,693)
PEO | Current PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Current PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(727,388)	277,909
PEO | Current PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Former PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	$ 0	$ 0	$ 0
PEO | Former PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Former PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(84,309)	(244,875)	(13,044,666)	16,780,571
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(411,470)	(103,106)	(12,105,106)	16,034,174
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		327,162	(141,769)	(939,560)	746,397
PEO | Former PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Return on equity
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Selling, general and administrative expense per average customer
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,005)	0	(1,235,867)	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,523	(483,251)	1,994,380	(3,135,136)	4,311,289
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	272,641	0	2,049,466	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,150)	(425,135)	(7,384)	(2,665,356)	3,938,090
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,968)	(58,116)	(47,703)	(469,780)	373,199
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0